Finance Costs, Net - Schedule of Finance Costs (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt		$ 307	$ 362
Net Premium (Discount) on Redemption of Long-Term Debt		0	(84)
Interest Expense – Lease Liabilities (Note 17)		162	161
Unwinding of Discount on Decommissioning Liabilities (Note 24)		225	220
Other		35	32
Capitalized Interest		(45)	(20)
Finance Costs		684	671
Interest Income		(170)	(133)
Finance costs	[1]	$ 514	$ 538

[1]	(1)Revised presentation as of January 1, 2024. See Note 4.